UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Everest America Fund
Schedule of Investments as of July 31, 2004 (UNAUDITED)

		COMMON STOCKS	Shares	Market Value

	3.93%	Software
		Adobe Systems, Inc.	1,700	$ 71,706
		Symantec Corp. *	1,600	74,816
				146,522
	3.59%	Telecommunications
		Alltel Corp.	1,300	67,600
		Nextel Communications Inc. *	2,900	66,149
				133,749
	12.81%	Healthcare
		Becton Dickinson and Co.	1,400	66,122
		Biomet, Inc.	1,700	74,783
		Forest Laboratories Inc. *	1,400	70,406
		Health Management Associates Inc.	3,200	64,192
		Quest Diagnostics Inc.	800	65,664
		Stryker Corp	1,400	66,752
		Unitedhealth Group Inc.	1,100	69,190
				477,109
	15.76%	Consumer Services
		Apollo Group, Inc. *	800	66,840
		H and R Block Inc.	1,500	73,695
		Harrahs Entertainment Inc.	1,500	69,735
		Hilton Hotels Corp.	4,100	73,103
		International Game Technology	2,300	74,382
		Marriott International Inc.	1,500	73,200
		Starbucks Corp. *	1,800	84,582
		Wendys International Inc.	2,000	71,540
				587,077
	7.66%	Business Services
		American Standard, Co. *	1,800	68,202
		First Data Corp.	1,700	75,837
		Moody's Corp.	1,000	68,100
		RR Donnelley and Sons Co.	2,300	73,002
				285,141
	19.06%	Financial Services
		Aetna, Inc.	900	77,220
		Ambac Financial Group Inc	900	63,999
		Bear Stearns Companies, Inc.	800	66,736
		Citigroup, Inc.	1,600	70,544
		Countrywide Financial Co.	1,099	79,238
		Golden West Financial Corp.	600	64,146
		KeyCorp.	2,300	69,414
		Simon Property Group Inc.	1,400	72,254
		SouthTrust Corp.	2,000	77,580
		The Chubb Corp.	1,000	68,780
				709,911
	8.09%	Consumer Goods
		Altria Group Inc.	1,500	71,400
		Fortune Brands Inc.	900	64,962
		McCormick & Co Inc.	2,200	78,694
		RJ Reynolds Tobacco Holdings Inc.	1,200	86,340
				$ 301,396
The Everest America Fund
Schedule of Investments as of July 31, 2004 (UNAUDITED)
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	11.37%	Industrial Materials
		Deere & Co.	1,000	$ 62,810
		Johnson Controls Inc.	1,300	73,385
		Parker Hannifin Corp.	1,200	68,856
		Plum Creek Timber Co., Inc. *	2,200	69,036
		Praxair Inc.	1,800	71,010
		Rockwell Automation Inc.	2,100	78,561
				423,658
	10.11%	Energy
		ChevronTexaco, Corp.	800	76,520
		ConocoPhillips	1,000	78,770
		Kinder Morgan Inc.	1,200	72,012
		Marathon Oil Corp.	2,000	75,340
		Occidental Petroleum Corp.	1,500	73,905
				376,547
	3.88%	Utilities
		Entergy Corp.	1,300	74,750
		Exelon Corp.	2,000	69,800
				144,550

	96.26%	Total Common Stocks (Cost $3,398,038)		3,585,660

		SHORT-TERM INVESTMENTS

		Bank Deposits	300	300
		Wisconsin Corporate Central Credit, 1.09% +	165,863	165,863

	4.46%	Total Short-Term Investments (Cost $166,163)		166,163

		Total Investments (Cost $3,564,202)		3,751,823

		OTHER ASSETS AND LIABILITIES

		Dividends and interest receivable		2,617
		Receivable from Investment Adviser		15,566
		Total Liabilities		(45,115)

	-0.72%	Total Other Assets and Liabilities		(26,932)

	100.00%	Total Net Assets		$ 3,724,891

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

		Unrealized Appreciation		283,811
		Unrealized Depreciation		(122,088)

		Net Unrealized Appreciation (Depreciation)		161,723

		Cost for Federal Income Tax Purposes		$ 3,590,100

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of July 31, 2004.

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

The Everest[3] Fund
Schedule of Investments as of July 31, 2004 (UNAUDITED)

		UNIT INVESTMENT TRUSTS	Shares	Market Value

	99.51%	EXCHANGE TRADED FUNDS

		DIAMONDS Trust, Series 1	11,100	$ 1,129,425
		Nasdaq-100 Index Tracking Stock	32,000	1,116,480
		SPDR Trust Series 1	10,200	1,130,568

		Total Unit Investment Trusts (Cost $2,896,732)		3,376,473

	0.95%	SHORT-TERM INVESTMENTS

		Bank Deposits	300	300
		Wisconsin Corporate Central Credit, 1.09% +	31,839	31,839

		Total Short-Term Investments (Cost $32,139)		32,139

		Total Investments (Cost $2,928,871)		3,408,612

	-0.45%	OTHER ASSETS AND LIABILITIES

		Dividends and interest receivable		18
		Receivable from Investment Adviser		12,521
		Total Liabilities		(27,929)

		Total Other Assets and Liabilities		(15,390)

	100.00%	Total Net Assets		$ 3,393,221

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

		Unrealized Appreciation		364,081
		Unrealized Depreciation		(155,301)

		Net Unrealized Appreciation (Depreciation)		208,780

		Cost for Federal Income Tax Purposes		$ 3,199,832

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of July 31, 2004.

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By

/s/   VINOD GUPTA

Vinod Gupta, President

Date:  September 29, 2004

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/   VINOD GUPTA

Vinod Gupta, President

Date:  September 29, 2004